Acquisition of Xcite Interactive, Inc. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Acquisition of Xcite Interactive, Inc. [Abstract]
Schedule of Consideration
Common shares	$12,890,029
Cash	112,225
Working capital adjustment	(163,902)
PPP shares	346,031
Total Consideration	$13,184,383

Identifiable Assets Acquired and Liabilities Assumed
Cash	$27,124
Accounts Receivable	37,719
Property, Plant and Equipment	34,496
Intangible Assets	7,140,000
Other Assets	12,409
Accounts Payable and Accrued Liabilities	(524,853)
Other Liabilities	(123,171)
Total Identifiable Assets	$6,603,724
Goodwill	$6,580,659

Common shares	$12,890,029
Cash	112,225
Working capital adjustment	(163,902)
PPP shares	346,031
Total Consideration	$13,184,383

Identifiable Assets Acquired and Liabilities Assumed
Cash	$27,124
Accounts Receivable	37,719
Property, Plant and Equipment	34,496
Intangible Assets	7,140,000
Other Assets	12,409
Accounts Payable and Accrued Liabilities	(524,853)
Other Liabilities	(123,171)
Total Identifiable Assets	$6,603,724
Goodwill	$6,580,659